Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 EUR (€)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 136,001,000			€ 258,756,000		€ 171,029,000					€ 276,748,000
Euros equivalent to USD or CHF	1	1.0666	0.9847	1	1.1326	1	1.2271
Denominated in USD
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 32,057,000			€ 72,147,000		€ 90,637,000		$ 34,192,000		$ 81,713,000
Expenses | $		$ 14,884,000			$ 12,566,000		$ 47,277,000
Denominated In C H F
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	2,358,000			0		0			SFr 2,321,000
Expenses | SFr			SFr 2,016,000
10% Increase (Decrease) in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	32,057,000			72,146,000
Expenses	13,955,000			11,095,000		38,528,000
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	35,619,000			80,163,000
Expenses	15,506,000			12,328,000		42,808,000
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	29,143,000			65,588,000
Expenses	€ 12,686,000			€ 10,086,000		€ 35,025,000